Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes the Company’s significant contractual obligations at December 31, 2017:

	Total	Less than 1 year	1-3 years
	(in thousands)
Facility leases	$128	$104	$24
Purchase Obligations	2,612	2,612	-
Total	$2,740	$2,716	$24